Shareholder Report, Holdings (Details)	Jun. 30, 2025
IMS Capital Value Fund (Institutional Class Shares) | Meta Platforms, Inc. – Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.67%
IMS Capital Value Fund (Institutional Class Shares) | Alphabet, Inc. – Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
IMS Capital Value Fund (Institutional Class Shares) | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.64%
IMS Capital Value Fund (Institutional Class Shares) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
IMS Capital Value Fund (Institutional Class Shares) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.16%
IMS Capital Value Fund (Institutional Class Shares) | Dutch Bros., Inc. – Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
IMS Capital Value Fund (Institutional Class Shares) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.09%
IMS Capital Value Fund (Institutional Class Shares) | U.S. Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
IMS Capital Value Fund (Institutional Class Shares) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
IMS Capital Value Fund (Institutional Class Shares) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
IMS Capital Value Fund (Institutional Class Shares) | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
IMS Capital Value Fund (Institutional Class Shares) | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	4.53%
IMS Capital Value Fund (Institutional Class Shares) | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
IMS Capital Value Fund (Institutional Class Shares) | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
IMS Capital Value Fund (Institutional Class Shares) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
IMS Capital Value Fund (Institutional Class Shares) | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	1.75%
IMS Capital Value Fund (Institutional Class Shares) | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.27%
IMS Capital Value Fund (Institutional Class Shares) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	1.34%
IMS Capital Value Fund (Institutional Class Shares) | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
IMS Capital Value Fund (Institutional Class Shares) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.41%
IMS Strategic Income Fund (Institutional Class Shares) | U.S. Treasury Bond (Government Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.34%
IMS Strategic Income Fund (Institutional Class Shares) | Bank of Montreal (Structured Note) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
IMS Strategic Income Fund (Institutional Class Shares) | Royal Caribbean Cruises Ltd. (Corporate Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
IMS Strategic Income Fund (Institutional Class Shares) | Societe Generale SA (Structured Note) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%
IMS Strategic Income Fund (Institutional Class Shares) | Service Properties Trust (Corporate Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
IMS Strategic Income Fund (Institutional Class Shares) | Paramount Global (Corporate Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
IMS Strategic Income Fund (Institutional Class Shares) | Staples, Inc. (Corporate Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.56%
IMS Strategic Income Fund (Institutional Class Shares) | Ford Motor Co. (Corporate Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
IMS Strategic Income Fund (Institutional Class Shares) | Navient Corp. (Corporate Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
IMS Strategic Income Fund (Institutional Class Shares) | Citigroup Global Markets Holdings, Inc. (Structured Note) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
IMS Strategic Income Fund (Institutional Class Shares) | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	14.93%
IMS Strategic Income Fund (Institutional Class Shares) | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	50.36%
IMS Strategic Income Fund (Institutional Class Shares) | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	18.82%
IMS Strategic Income Fund (Institutional Class Shares) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.31%
IMS Strategic Income Fund (Institutional Class Shares) | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	15.58%